Revenue - Management Fee Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,473	$ 2,112
Amounts due to related parties	0	12,006
Related Parties | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties	100	1,000
Amounts due to related parties	$ 0	$ 600